Property and Equipment, Net - Schedule of Total Depreciation Expense Related to Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Depreciation Expense Related to Property and Equipment [Line Items]
Total depreciation expense	$ 717	$ 467	$ 452
Research and development, net [Member]
Schedule of Total Depreciation Expense Related to Property and Equipment [Line Items]
Total depreciation expense	616	355	299
Marketing [Member]
Schedule of Total Depreciation Expense Related to Property and Equipment [Line Items]
Total depreciation expense	9	6	23
General and administrative [Member]
Schedule of Total Depreciation Expense Related to Property and Equipment [Line Items]
Total depreciation expense	$ 92	$ 106	$ 130